Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Principal Accounting Policies
Schedule of maximum exposure to loss associated with non-consolidated VIE

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
Amount due from related parties	39,258,288	12,064,450	1,854,272
Investments	37,264,623	36,150,192	5,556,183
Maximum exposure to loss in non-consolidated VIEs	76,522,911	48,214,642	7,410,455

Schedule of amounts of variable interest entity included in the Group's consolidated financial statements

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
Cash and cash equivalents	590,606,072	690,746,313	106,165,764
Short-term investments	5,210,000	8,403,612	1,291,612
Accounts receivable (net of allowance for doubtful accounts)	2,217,032	21,518,406	3,307,318
Other receivables	17,115,966	5,347,169	821,845
Amounts due from related parties	18,600,587	111,677,886	17,164,577
Deferred tax assets— current	54,514,909	—	—
Other current assets	4,799,791	4,530,389	696,308
Long-term investments	50,450,000	50,450,000	7,754,023
Investment in affiliates	65,324,060	146,335,509	22,491,356
Property and equipment, net	9,270,856	5,789,030	889,758
Intangible assets, net	—	24,125,958	3,708,092
Other non-current assets	1,159,664	7,644,721	1,174,972
Deferred tax assets— non-current	3,818,230	62,207,252	9,561,080

Total assets	823,087,167	1,138,776,245	175,026,705

Accrued payroll and welfare expenses	13,202,322	17,211,922	2,645,424
Income tax payable	88,720,024	11,589,669	1,781,300
Other tax payable	30,650,996	13,137,192	2,019,149
Dividend payable	10,160,503	—	—
Deferred revenue — current from related parties	117,167,110	152,688,070	23,467,727
Deferred revenue — current	36,098,862	16,639,706	2,557,476
Amount due to related parties-current	1,435,700	2,000,000	307,394
Other current liabilities	1,737,863	6,467,967	994,108
Non-current uncertain tax position liabilities	5,938,816	—	—
Deferred revenue — non-current from related parties	74,798,150	58,319,769	8,963,584
Deferred revenue — non-current	5,583,565	5,426,548	834,045

Total liabilities	385,493,911	283,480,843	43,570,207

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD
Net revenues	240,154,536	732,980,901	627,016,422	96,370,660
Third party	80,417,496	98,500,261	108,640,382	16,697,721
Related party	159,737,040	634,480,640	518,376,040	79,672,939
Operating cost and expenses	166,671,341	403,582,170	405,103,864	62,263,324
Net income attributable to Jupai shareholders	49,097,295	131,718,076	224,603,316	34,520,898
Cash flows generated from operating activities:	231,200,063	277,276,364	174,718,889	26,853,802
Cash flows generated from (used in) investing activities:	(30,079,891)	15,580,919	(58,426,145)	(8,979,934)
Cash flows generated from (used in) financing activities:	(1,080,093)	775,000	(16,152,503)	(2,482,594)

Schedule of changes in group's ownership interest

	As of December 31,
	2015 RMB	2016 RMB	2017 RMB	2017 USD
Net income attributable to Jupai shareholders	153,476,506	207,583,868	409,492,179	62,937,796
Transfers from the noncontrolling interest
Increase in Jupai’s paid-in-capital for purchase shares of UP Capital Asset Management Ltd.	—	—	1,411,129	216,887
Increase in Jupai’s paid-in-capital for purchase of shares of Jupeng	—	—	13,305,431	2,045,007

Net transfers from noncontrolling interest	—	—	14,716,560	2,261,894
Change from net income attributable to Jupai and transfers from noncontrolling interest	153,476,506	207,583,868	424,208,739	65,199,690

Schedule of estimated useful lives of property and equipment
Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years

Summary of intangible assets estimated useful lives
Estimated Useful Lives in Years
Customer contracts	3.5 yeas
Internal-used software	10 years
Licenses amortized	Shorter of the legal rights or expected useful life